Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current	₨ 35,621	₨ 18,376
Non-current	34,108	52,137
Unfunded liability recognized in statement of financial position	69,729	70,513
Prepayment and other assets - Non-Current		₨ 126